Organization and Business Operations	12 Months Ended
Dec. 31, 2018
Organization and Business Operations [Abstract]
Organization and Business Operations
(1)	Organization and Business Operations

a)	Description of Business

Hunter Maritime Acquisition Corp. (the "Company" or “HMAC”) was incorporated in the Republic of the Marshall Islands on June 24, 2016. The Company’s registered address is Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, debt acquisition, stock purchase, reorganization or other similar business combination, vessels, vessel contracts (including contracts for the purchase and charter-in by the Company of vessels) or one or more operating businesses in the international maritime shipping industry, or one or more different sectors that may be unrelated to the shipping industry, that it has not yet identified ("Initial Business Combination"). As of December 31, 2018, the Company had not commenced any operations. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. Following the completion of a tender offer the Company has until April 23, 2019 (further discussed below) to complete its Initial Business Combination.

The Company has selected December 31 as its fiscal year end.

b)	Financing and Initial Business Combination

On July 11, 2016, Bocimar Hunter NV, the Company’s sponsor (the "Sponsor") purchased 4,312,500 Class B Common Shares of the Company (the "Founder Shares") for $25,000, or $0.006 per share.

On November 23, 2016, HMAC consummated its initial public offering of 15,000,000 Units. Each Unit (“Unit”) issued in the Initial Public Offering (‘IPO’) consists of one Class A common share and one-half of one Warrant (“Warrant”). Each whole Warrant entitles the holder to purchase one Class A common share at a price of $11.50. Simultaneously with the consummation of the IPO, HMAC completed a private placement of 3,333,333 Warrants (“private placement Warrants”) at a purchase price of $1.50 per Warrant to its Sponsor, generating gross proceeds of $5,000,000. On November 18, 2016, the Units commenced trading on the NASDAQ under the symbol “HUNTU.”

On December 16, 2016, the underwriters of the IPO exercised their overallotment option in part, for a total of an additional 173,100 Units. As a result of the partial exercise of the overallotment option, as of January 3, 2017, the Sponsor forfeited 519,225 Class B common shares in order to maintain its ownership, on an as-converted basis, at 20% of HMAC’s issued and outstanding common shares. In addition, HMAC completed the private sale of an additional 23,080 private placement Warrants to the Sponsor at a purchase price of $1.50 per Warrant, generating gross proceeds of $34,620, in accordance with the terms of the private placement agreement entered into concurrently with the IPO.

The 15,173,100 Units sold in the IPO, including the 173,100 Units sold pursuant to the overallotment option, were sold at an offering price of $10.00 per Unit, generating gross proceeds of $151,731,000, which been placed in the Trust Account pending HMAC’s completion of an initial business combination.

On January 9, 2017, the Class A common shares and Warrants underlying the Units sold in the IPO began to trade separately.

On September 27, 2018, pursuant to the terms of a Securities Purchase Agreement, Bocimar Hunter transferred ownership of its (i) 3,793,275 Class B common shares and (ii) 3,356,413 private placement Warrants of the Company to CMB NV (“CMB”) which we now consider the Sponsor. See also Note 10 Related Party Transactions.

On November 6, 2018, we completed a tender offer, funded with the proceeds then held in the Trust Account, in connection with an amendment to our Amended and Restated Articles of Incorporation to extend the deadline (the “Extension Amendment”) by which a business combination must be consummated to April 23, 2019 (the “Extended Date” or “Business Combination Deadline”), pursuant to which we purchased 12,999,350 Class A common shares at $10.125 per share, for an aggregate purchase price of approximately $131.6 million (the “Extension Tender Offer”). In connection with the Extension Tender Offer, we deposited into the Trust Account an additional $1,896,638 to make the total amount on deposit in the Trust Account equal to $10.125 per Class A common share (the “First Tender Contribution”). As a result, approximately $22.1 million remained in the Trust Account.

In connection with the Extension Amendment, the Sponsor, or persons on its behalf, has agreed to contribute to us $0.03 for each Public Share that was not purchased in the Extension Tender Offer for each calendar month commencing on November 23, 2018 (the day by which were initially required to complete our initial business combination) until April 23, 2019, or such earlier date that we complete our initial business combination (the “Monthly Extension Contribution”). The aggregate amount of the Monthly Extension Contribution will be repayable by us to the Sponsor if we complete an initial business combination. On each of December 27, 2018 and January 30, 2019, $65,213 was contributed to the Trust Account for the Monthly Extension Contribution. As a result, following the Extension Tender Offer, First Tender Contribution, and Monthly Extension Contributions, approximately $22.1 million remains in the Trust Account.

At November 6, 2018, the per public share redemption or conversion price increased to $10.125 per share as a result of the $1,896,638 deposit into the Trust Account relating to the other expenses to extend the time to complete the initial business combination.  At November 23, 2018, the per public share redemption or conversion price increased to $10.155 per share as a result of the $65,213 deposit into the Trust Account relating to the other expenses to extend the time to complete the initial business combination.

On November 6, 2018, December 19, 2018 and January 30, 2019, HMAC has drawn an amount of $500,000, $300,000 and $200,000 respectively under a promissory note with its sponsor CMB.  These loans are unsecured and bear interest at a rate per annum of LIBOR plus 0.60%.
The Company has neither engaged in any operations nor generated significant revenue to date. HMAC’s only activities between inception and the closing of its Public Offering were organizational activities and those necessary to prepare for and close the Public Offering. Since the consummation of the Public Offering, HMAC’s activity has been limited to evaluating candidates for its initial business combination.

If we do not consummate our initial business combination by the Business Combination Deadline, we must liquidate the Trust Account to the holders of the public shares and dissolve.

c)	Trust Account

The Trust Account is a segregated account at KBC Bank located in Belgium into which the net proceeds from the Public Offering and the sale of the Private Placement Warrants were deposited in accordance with an Investment Management Trust Agreement by and among the Company, KBC Bank and Continental Stock Transfer & Trust Company ("Continental") and pursuant to which Continental is acting as trustee. The Trust Account can only be invested in permitted United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act. At December 31, 2017, the Trust Account consisted of investments in US Treasury bills with maturity date January 10, 2018. At December 31, 2018, the Trust Account consists of cash available on the bank account only.

The Company’s amended and restated articles of incorporation provide that, other than the withdrawal of investment earnings earned on the Trust Account to pay taxes or to fund working capital requirements, none of the funds held in the trust account will be released until the earlier of (i) the completion of the Company’s Initial Business Combination, or (ii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Company’s amended and restated articles of incorporation that would affect the substance or timing of its obligation to redeem 100% of the Public Shares if the Company has not consummated an Initial Business Combination by the Business Combination Deadline.

d)	Significant Risks and Uncertainties Including Business and Credit Concentration

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward completing the Initial Business Combination. There is no assurance that the Company will be able to successfully complete the Initial Business Combination.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares, (i) if the Company is a foreign private issuer (“FPI”), upon the completion of the Initial Business Combination, by means of a tender offer in accordance with the U.S. tender offer rules or, (ii) if the Company is not an FPI, either, (A) in connection with a shareholder meeting called to approve the Initial Business Combination, in conjunction with a proxy solicitation for such meeting pursuant to the U.S. proxy rules or, (B) by means of a tender offer, in each case, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, less taxes payable and any amounts released to the Company to fund working capital requirements. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate business combination.

The Company will only have until April 23, 2019, to consummate an Initial Business Combination. If the Company does not complete the Initial Business Combination by the Business Combination Deadline, it shall, (i) cease all operations except for the purposes of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per-share pro rata portion of the Trust Account, less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and, (iii) as promptly as possible following such redemption, subject to the approval of the Company’s remaining shareholders and Board of Directors, dissolve and liquidate the balance of the Company’s net assets to its remaining shareholders, as part of its plan of dissolution and liquidation, subject to applicable law.

The Sponsor entered into a letter agreement with the Company, pursuant to which it has waived its rights to participate in any redemption with respect to the Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire Class A Common Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete the Initial Business Combination within the required time period.